Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 52,342,870	£ 47,412,915
Provisions	858	1,110
Expected credit losses held against contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Provisions	532	499
Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	25,800	23,746
Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	334,977	284,451
of which: Carried at fair value | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	1,423	231
of which: Carried at fair value | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	13,471	18,571
Guarantees and letters of credit pledged as collateral security | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	17,700	15,759
Performance guarantees, acceptances and endorsements | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	8,100	7,987
Documentary credits and other short-term trade related transactions | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,748	1,584
Standby facilities, credit lines and other commitments | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 333,229	£ 282,867